CONSOLIDATED BALANCE SHEETS (FY) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets
Cash	$ 19,918,914	$ 4,967,954
Accounts receivable	9,428,166	3,929,321
Prepaid expenses and other current assets	4,819,968	1,783,783
Total current assets	34,167,048	10,681,058
Property and Equipment, net	7,387,420	9,155,525
Goodwill	3,961,122	3,961,122
Intangible Assets, net	4,504,408	5,402,956
Other Assets	3,874,155	4,553,009
Total assets	53,894,153	33,753,670
Current Liabilities
Accounts payable and accrued expenses	12,651,130	14,886,301
Deferred revenue	5,264,373	4,328,635
Deferred rent	5,128,755	1,435,691
Notes payable to members, current portion	205,324	0
Total current liabilities	23,249,582	20,650,627
Other long-term liabilities
Notes payable to members, non-current portion	0	205,324
Other long-term liabilities	1,373,836	98,964
Total liabilities	24,623,418	20,954,915
Commitments and contingencies (Note 10)
Members' equity
Retained earnings/accumulated deficit	9,861,836	(7,616,910)
Total members' equity	29,270,735	12,798,755
Total liabilities and members' equity	53,894,153	33,753,670
Class A Common Stock
Members' equity
Common Units	0
Class A-1 Units
Members' equity
Common Units	2,543,998	3,306,922
Class A-2 Units
Members' equity
Common Units	16,864,901	17,108,743
Class A-3 Units/B Units
Members' equity
Common Units	$ 0	$ 0